Taxation - Reconciliation Between Statutory Enterprise Income Tax Rate and Effective Tax Rate (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes [Line Items]
Current income tax expense		¥ 594,149		¥ 352,036	¥ 74,046
Deferred tax assets, valuation allowance		4,429		6,662	6,785	¥ 246,508
Income tax expense applicable to China operations		¥ 90,629	$ 13,890	¥ 411,959	¥ 132,222
Statutory tax rate (as a percentage)		25.00%	25.00%	25.00%	25.00%
Changes in valuation allowance		(0.30%)	(0.30%)		(7.60%)
Maximum
Income Taxes [Line Items]
Changes in valuation allowance				0.10%
PRC
Income Taxes [Line Items]
Current income tax expense						78,000
Deferred tax assets, valuation allowance						¥ 114,700
Statutory tax rate (as a percentage)	10.00%	25.00%	25.00%
PRC | Revision of Prior Period Correction
Income Taxes [Line Items]
Income tax expense applicable to China operations	¥ 16,200